BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 8.3%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 2.13%, 04/20/33 ....... USD 250 $ 243,079
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 3.02%, 10/27/34 250 240,309
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 2.29%, 07/20/34 250 241,971
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 2.19%, 10/20/34 ....... 250 241,684
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 2.23%, 10/15/30 ....... 250 246,080
GoldentTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 2.19%,
10/20/34 ............... 250 241,441
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 6.41%,
10/20/34 ............... 250 220,293
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
2.04%, 10/21/30 ............ 250 244,797
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
3.64%, 01/19/33 ............ 250 237,466
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 2.21%, 01/19/37 250 240,932
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 1.38%, 01/15/35 ..... 250 241,035
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 2.81%, 07/20/34 ....... 250 238,200
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 2.63%, 08/16/34 ..... 250 240,724
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 2.23%, 10/20/34 ....... 250 240,148
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 4.43%, 10/25/34 ....... 250 233,853
3,592,012
Ireland — 0.7%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 2.87%, 07/25/51
(a)(b)
.... 315 309,219
United States — 4.6%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 2.28%, 07/15/36
(b)
250 242,080
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 491 426,807
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... 103 100,119
Security
Par (000)
Par (000) Value
United States (continued)
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ USD 410 $ 383,580
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 416,459
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 94,484
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 355,070
2,018,599
Total Asset-Backed Securities — 13.6%
(Cost: $6,320,615) .............................. 5,919,830
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 22 19,800
Belgium — 0.8%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36 ................. 4 3,832
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ............ 112 110,563
5.88%, 06/15/35 ............ 31 33,034
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 189,239
336,668
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 5,208
Canadian Pacific Railway Co., 2.05%
,
03/05/30 ................. 17 14,386
Rogers Communications, Inc., 4.55%
,
03/15/52
(a)
................ 40 35,126
54,720
China — 0.5%
NXP BV
5.55%, 12/01/28 ............ 68 68,829
3.40%, 05/01/30 ............ 115 102,587
2.50%, 05/11/31 ............ 61 50,031
221,447
France — 0.9%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 91,435
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 92,646
Engie SA, 1.75%
,
03/27/28 ....... 100 98,869
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.88%
,
09/22/28
(b)
100 91,290
374,240
Germany — 1.1%
(d)
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)
.... 100 97,796
Deutsche Bank AG, (EURIBOR 3
Month + 1.38%), 1.88%
,
02/23/28
(b)
200 188,953
E.ON SE, 1.00%
,
10/07/25 ....... 100 100,646
Vonovia SE, 1.38%
,
01/28/26 ..... 100 97,082
484,477

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Italy — 0.7%
(d)
Intesa Sanpaolo SpA, 1.50%
,
04/10/24 EUR 100 $ 103,770
Iren SpA
1.95%, 09/19/25 ............ 100 102,374
1.50%, 10/24/27 ............ 100 95,297
301,441
Japan — 0.4%
Nomura Holdings, Inc., 2.61%
,
07/14/31 ................. USD 200 159,513
Spain — 0.9%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 95,851
Banco Santander SA, 0.30%
,
10/04/26 200 188,919
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 94,476
379,246
Supranational — 1.0%
(d)
European Investment Bank, 1.50%
,
06/15/32 ................. 411 407,062
European Union, Series NGEU, 1.25%
,
02/04/43 ................. 30 25,433
432,495
United Kingdom — 0.9%
National Grid plc, 0.25%
,
09/01/28
(d)
. 100 86,176
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 42,626
3.00%, 05/22/30 ............ 59 53,025
Sky Group Finance Ltd., 6.50%
,
10/15/35
(a)
................ 30 34,982
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 99,225
1.38%, 09/04/27 ............ 100 96,471
412,505
United States — 28.1%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 88 85,597
4.50%, 05/14/35 ............ 38 36,881
4.85%, 06/15/44 ............ 20 19,111
4.70%, 05/14/45 ............ 36 33,887
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,899
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 32,458
2.75%, 09/15/29 ............ 8 6,984
2.10%, 06/04/30 ............ 5 4,073
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 11,216
4.88%, 02/15/30 ............ 6 5,147
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 9 8,933
Amazon.com, Inc.
4.05%, 08/22/47 ............ 24 22,464
2.50%, 06/03/50 ............ 13 9,162
American Express Co., 2.55%
,
03/04/27 ................. 10 9,318
American International Group, Inc.,
4.38%
,
06/30/50 ............ 32 28,376
American Tower Corp.
5.00%, 02/15/24 ............ 12 12,141
0.45%, 01/15/27 ............ EUR 100 91,275
3.60%, 01/15/28 ............ USD 111 103,786
3.80%, 08/15/29 ............ 33 30,290
Security
Par (000)
Par (000) Value
United States (continued)
2.10%, 06/15/30 ............ USD 39 $ 31,233
Amgen, Inc.
4.40%, 05/01/45 ............ 35 31,563
4.66%, 06/15/51 ............ 4 3,741
4.20%, 02/22/52 ............ 23 20,179
Analog Devices, Inc.
2.80%, 10/01/41 ............ 7 5,484
2.95%, 10/01/51 ............ 11 8,393
Aon Corp.
3.75%, 05/02/29 ............ 14 13,223
2.80%, 05/15/30 ............ 47 41,084
Apple, Inc.
2.38%, 02/08/41 ............ 29 22,182
2.80%, 02/08/61 ............ 50 35,890
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,773
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 12,687
AT&T, Inc.
4.10%, 02/15/28 ............ 44 43,097
4.30%, 02/15/30 ............ 53 51,723
2.75%, 06/01/31 ............ 10 8,635
4.50%, 05/15/35 ............ 141 133,987
4.75%, 05/15/46 ............ 70 64,790
4.50%, 03/09/48 ............ 11 9,748
3.80%, 12/01/57 ............ 29 22,397
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,885
Atmos Energy Corp., 2.85%
,
02/15/52 10 7,144
Autodesk, Inc.
3.50%, 06/15/27 ............ 64 61,206
2.40%, 12/15/31 ............ 9 7,346
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 60,640
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%),
3.00%, 12/20/23
(b)
......... 20 19,934
(SOFR + 1.46%), 1.49%, 05/19/24
(b)
15 14,659
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 6 5,715
1.32%, 06/19/26 ............ 3 2,727
(SOFR + 0.96%), 1.73%, 07/22/27
(b)
10 8,889
(SOFR + 1.05%), 2.55%, 02/04/28
(b)
156 141,877
(SOFR + 1.58%), 4.38%, 04/27/28
(b)
48 47,255
(SOFR + 1.32%), 2.69%, 04/22/32
(b)
131 109,977
(SOFR + 1.33%), 2.97%, 02/04/33
(b)
178 151,642
(SOFR + 1.83%), 4.57%, 04/27/33
(b)
75 72,991
Bausch Health Americas, Inc., 9.25%
,
04/01/26
(a)
................ 14 10,010
Bausch Health Cos., Inc.
(a)
9.00%, 12/15/25 ............ 8 5,911
5.75%, 08/15/27 ............ 6 4,970
Baxter International, Inc., 2.54%
,
02/01/32
(a)
................ 7 5,909
Biogen, Inc.
2.25%, 05/01/30 ............ 23 18,851
5.20%, 09/15/45 ............ 9 8,551
3.15%, 05/01/50 ............ 17 11,659
Blackstone Private Credit Fund, 4.00%
,
01/15/29
(a)
................ 42 34,417
Bristol-Myers Squibb Co.
3.90%, 02/20/28 ............ 41 41,050
4.25%, 10/26/49 ............ 7 6,574
Broadcom, Inc.
4.15%, 11/15/30 ............ 17 15,576

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
4.93%, 05/15/37
(a)
........... USD 190 $ 170,343
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 4,176
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 ............ 33 26,456
4.45%, 01/15/53 ............ 10 9,671
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
220 188,257
Capital One Financial Corp., (SOFR +
2.37%), 5.27%
,
05/10/33
(b)
..... 14 13,747
Carrier Global Corp., 2.24%
,
02/15/25 5 4,751
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 12,514
4.75%, 03/01/30 ............ 16 13,684
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 7,760
5.38%, 04/15/27 ............ 12 11,372
5.25%, 07/15/29 ............ 12 10,583
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,695
Series AF, 3.35%, 04/01/51 .... 15 12,184
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ 8 6,622
4.80%, 03/01/50 ............ 113 89,537
3.90%, 06/01/52 ............ 15 10,413
5.25%, 04/01/53 ............ 28 23,660
4.40%, 12/01/61 ............ 15 10,788
3.95%, 06/30/62 ............ 26 17,369
5.50%, 04/01/63 ............ 21 17,837
Citigroup, Inc.
(b)
(SOFR + 0.69%), 2.01%, 01/25/26 480 449,668
(SOFR + 2.11%), 2.57%, 06/03/31 5 4,203
(SOFR + 2.09%), 4.91%, 05/24/33 10 9,867
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 5,324
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 16 13,509
Comcast Corp.
4.25%, 10/15/30 ............ 4 3,944
3.40%, 07/15/46 ............ 58 46,332
2.89%, 11/01/51 ............ 14 10,001
Commercial Metals Co., 4.38%
,
03/15/32 ................. 14 11,467
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 16,180
Series 133, 3.85%, 03/15/52 .... 24 21,140
Cox Communications, Inc.
(a)
3.15%, 08/15/24 ............ 14 13,667
3.60%, 06/15/51 ............ 19 14,287
Crown Castle International Corp.
3.80%, 02/15/28 ............ 33 31,135
2.50%, 07/15/31 ............ 59 48,279
CSX Corp.
2.50%, 05/15/51 ............ 26 17,493
4.25%, 11/01/66 ............ 10 8,423
CVS Health Corp.
4.30%, 03/25/28 ............ 290 286,932
5.13%, 07/20/45 ............ 40 38,529
Dell International LLC, 6.02%
,
06/15/26 67 69,543
Duke Realty LP, 1.75%
,
02/01/31 ... 52 42,277
DuPont de Nemours, Inc., 4.49%
,
11/15/25 .................. 23 23,157
DXC Technology Co., 2.38%
,
09/15/28 9 7,744
Security
Par (000)
Par (000) Value
United States (continued)
eBay, Inc., 1.40%
,
05/10/26 ....... USD 5 $ 4,497
Ecolab, Inc.
3.95%, 12/01/47 ............ 21 19,087
2.75%, 08/18/55 ............ 8 5,572
Edison International, 5.75%
,
06/15/27 12 12,179
Electronic Arts, Inc., 1.85%
,
02/15/31 20 16,249
Elevance Health, Inc.
2.88%, 09/15/29 ............ 13 11,712
3.60%, 03/15/51 ............ 19 15,418
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 37,620
Entergy Mississippi LLC
2.85%, 06/01/28 ............ 12 11,050
3.85%, 06/01/49 ............ 6 5,139
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 32,732
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 4,000
Equinix, Inc.
2.63%, 11/18/24 ............ 195 187,048
1.25%, 07/15/25 ............ 70 63,591
0.25%, 03/15/27 ............ EUR 100 90,649
3.20%, 11/18/29 ............ USD 63 55,965
2.15%, 07/15/30 ............ 132 106,787
2.50%, 05/15/31 ............ 21 17,017
Exelon Corp., 4.45%
,
04/15/46 ..... 32 28,912
Expedia Group, Inc., 2.95%
,
03/15/31 5 3,977
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 10,518
Fidelity National Information Services,
Inc.
1.65%, 03/01/28 ............ 12 10,237
2.25%, 03/01/31 ............ 10 8,116
3.10%, 03/01/41 ............ 6 4,378
4.50%, 08/15/46 ............ 4 3,526
Fiserv, Inc., 3.50%
,
07/01/29 ...... 7 6,385
Florida Power & Light Co.
4.05%, 10/01/44 ............ 86 79,218
2.88%, 12/04/51 ............ 8 5,949
Ford Motor Co., 3.25%
,
02/12/32 ... 6 4,487
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 469,204
3.95%, 04/13/24 ............ 5 4,961
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 31 30,718
4.75%, 03/01/46 ............ 26 24,925
Global Payments, Inc., 3.20%
,
08/15/29 ................. 57 49,811
GLP Capital LP
4.00%, 01/15/30 ............ 34 29,775
4.00%, 01/15/31 ............ 27 23,286
3.25%, 01/15/32 ............ 40 32,059
Goldman Sachs Group, Inc. (The)
(b)
(SOFR + 0.57%), 0.67%, 03/08/24 283 276,481
(LIBOR USD 3 Month + 1.20%),
3.27%, 09/29/25 .......... 378 367,253
(LIBOR USD 3 Month + 1.17%),
2.58%, 05/15/26 .......... 7 6,832
(SOFR + 1.85%), 3.62%, 03/15/28 56 53,000
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... 179 169,743
(SOFR + 1.28%), 2.62%, 04/22/32 150 124,535
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 20,202
HCA, Inc.
3.50%, 09/01/30 ............ 9 7,656

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
2.38%, 07/15/31 ............ USD 135 $ 105,262
4.63%, 03/15/52
(a)
........... 33 26,402
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 12,781
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 ............ 12 11,517
1.75%, 04/01/26 ............ 34 31,061
Home Depot, Inc. (The)
2.80%, 09/14/27 ............ 17 16,214
4.50%, 12/06/48 ............ 30 29,232
HP, Inc., 3.40%
,
06/17/30 ........ 20 17,445
Humana, Inc., 4.50%
,
04/01/25 .... 10 10,072
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 470,800
iHeartCommunications, Inc., 5.25%
,
08/15/27
(a)
................ 8 6,847
Intel Corp., 4.10%
,
05/19/46 ...... 44 39,866
Intercontinental Exchange, Inc., 1.85%
,
09/15/32 ................. 21 16,402
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,782
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,904
4.75%, 03/30/30 ............ 8 7,850
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.60%), 0.65%, 09/16/24 .... 551 528,066
(SOFR + 1.25%), 2.58%, 04/22/32 10 8,414
(SOFR + 1.26%), 2.96%, 01/25/33 20 17,167
(LIBOR USD 3 Month + 1.58%),
4.26%, 02/22/48 .......... 73 65,094
(LIBOR USD 3 Month + 1.38%),
3.96%, 11/15/48 .......... 11 9,320
(SOFR + 1.58%), 3.33%, 04/22/52 31 23,566
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 3,924
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 12 11,411
KeyCorp, 2.55%
,
10/01/29 ....... 6 5,205
KLA Corp.
4.10%, 03/15/29 ............ 29 28,648
3.30%, 03/01/50 ............ 36 28,512
5.25%, 07/15/62 ............ 25 25,770
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 123 109,014
1.80%, 01/15/31 ............ 141 112,522
Lam Research Corp.
3.75%, 03/15/26 ............ 51 50,875
4.88%, 03/15/49 ............ 25 25,409
Lamar Media Corp., 3.75%
,
02/15/28 6 5,326
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 853
Lowe's Cos., Inc.
3.13%, 09/15/24 ............ 10 9,894
1.30%, 04/15/28 ............ 31 26,184
5.50%, 10/15/35 ............ 8 8,331
2.80%, 09/15/41 ............ 22 15,978
4.05%, 05/03/47 ............ 18 15,028
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 13,000
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ............ 27 22,782
2.38%, 12/15/31 ............ 13 10,882
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 5,430
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ USD 65 $ 55,361
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 3,836
Microsoft Corp., 3.70%
,
08/08/46 ... 58 53,983
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 61,204
4.25%, 07/15/49 ............ 35 32,461
Moody's Corp.
3.25%, 01/15/28 ............ 58 54,899
3.75%, 02/25/52 ............ 8 6,527
Morgan Stanley
3.13%, 01/23/23 ............ 124 123,957
(SOFR + 1.61%), 4.21%, 04/20/28
(b)
151 147,626
3.59%, 07/22/28 ............ 66 62,481
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 163 158,375
(SOFR + 3.12%), 3.62%, 04/01/31
(b)
372 341,698
Morgan Stanley Domestic Holdings,
Inc., 3.80%
,
08/24/27 ......... 10 9,549
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 124 119,920
2.30%, 11/15/30 ............ 41 32,079
5.60%, 06/01/32 ............ 28 28,233
5.50%, 09/01/44 ............ 36 33,510
National Retail Properties, Inc.
2.50%, 04/15/30 ............ 12 10,220
3.00%, 04/15/52 ............ 34 23,173
Navient Corp.
5.88%, 10/25/24 ............ 6 5,515
6.75%, 06/25/25 ............ 6 5,414
6.75%, 06/15/26 ............ 6 5,310
Newmont Corp.
2.80%, 10/01/29 ............ 13 11,480
2.25%, 10/01/30 ............ 41 34,032
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 12,775
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,985
3.00%, 03/15/32 ............ 39 35,158
3.94%, 11/01/47 ............ 27 23,352
3.05%, 05/15/50 ............ 16 11,722
4.55%, 06/01/53 ............ 20 18,897
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 26,046
Northern Trust Corp., 3.65%
,
08/03/28 8 7,834
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 63,539
5.75%, 01/15/28 ............ 8 7,271
5.25%, 06/15/29
(a)
........... 8 7,140
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,719
Nucor Corp., 3.95%
,
05/01/28 ..... 35 33,809
NVIDIA Corp., 3.50%
,
04/01/50 .... 19 16,127
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 23 20,304
Series R, 2.90%, 10/01/51 ..... 22 15,730
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,198
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 18 17,514
3.10%, 09/15/49 ............ 36 27,850
ONE Gas, Inc., 2.00%
,
05/15/30 .... 10 8,335
Oracle Corp.
3.60%, 04/01/40 ............ 132 98,644
4.00%, 07/15/46 ............ 14 10,351
3.60%, 04/01/50 ............ 91 63,214

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.95%, 03/25/51 ............ USD 23 $ 16,893
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 12,233
Paramount Global, 4.38%
,
03/15/43 . 20 15,468
Parker-Hannifin Corp., 2.70%
,
06/14/24 17 16,589
PECO Energy Co., 2.85%
,
09/15/51 . 41 30,063
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 9,270
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 11,390
5.50%, 12/15/29 ............ 8 7,152
Prologis LP
3.25%, 10/01/26 ............ 22 21,347
3.88%, 09/15/28 ............ 7 6,797
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 27,296
3.60%, 12/01/47 ............ 6 5,075
QUALCOMM, Inc., 4.30%
,
05/20/47 . 25 23,969
Realty Income Corp., 3.25%
,
01/15/31 6 5,454
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 23,528
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 7,097
Ryder System, Inc., 4.63%
,
06/01/25 59 59,313
S&P Global, Inc., 4.75%
,
08/01/28
(a)
. 40 40,641
Salesforce, Inc., 3.05%
,
07/15/61 ... 27 19,742
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 5,601
ServiceNow, Inc., 1.40%
,
09/01/30 .. 58 45,386
Sherwin-Williams Co. (The)
2.30%, 05/15/30 ............ 23 19,410
2.20%, 03/15/32 ............ 17 13,680
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 12,758
Southern California Edison Co.
2.25%, 06/01/30 ............ 43 36,100
Series G, 2.50%, 06/01/31 ..... 9 7,552
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 19,849
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 5,355
4.75%, 01/15/28 ............ 6 5,130
Synchrony Financial, 4.50%
,
07/23/25 18 17,513
TEGNA, Inc.
4.63%, 03/15/28 ............ 6 5,610
5.00%, 09/15/29 ............ 6 5,675
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 20,240
5.13%, 11/01/27 ............ 6 5,400
4.38%, 01/15/30 ............ 10 8,460
Texas Eastern Transmission LP, 3.50%
,
01/15/28
(a)
................ 53 49,968
Thermo Fisher Scientific, Inc., 2.80%
,
10/15/41 ................. 24 18,851
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 62,344
2.05%, 02/15/28 ............ 160 138,910
3.88%, 04/15/30 ............ 117 109,191
4.50%, 04/15/50 ............ 42 37,267
Transcontinental Gas Pipe Line Co.
LLC, 4.60%
,
03/15/48 ......... 42 38,067
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 31,770
2.97%, 09/16/62 ............ 9 6,229
Security
Par (000)
Par (000) Value
United States (continued)
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ USD 7 $ 6,527
2.90%, 05/15/50 ............ 41 30,706
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 118,133
3.15%, 03/22/30 ............ 146 132,743
2.55%, 03/21/31 ............ 180 153,901
4.86%, 08/21/46 ............ 34 33,462
3.70%, 03/22/61 ............ 12 9,425
VICI Properties LP, 4.95%
,
02/15/30 . 38 36,013
VMware, Inc., 4.70%
,
05/15/30 .... 69 66,529
Walt Disney Co. (The)
4.75%, 09/15/44 ............ 35 34,153
4.70%, 03/23/50 ............ 7 6,904
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 6 5,330
Western Digital Corp., 2.85%
,
02/01/29 67 54,551
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 11,920
4.25%, 10/01/26 ............ 8 7,889
3.85%, 07/15/29 ............ 8 7,447
2.40%, 02/01/31 ............ 13 10,617
2.45%, 02/01/32 ............ 18 14,477
12,223,907
Total Corporate Bonds — 35.4%
(Cost: $17,499,754) .............................. 15,400,459
Foreign Agency Obligations
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau
(d)
2.00%, 11/15/29 ............ EUR 223 236,460
1.38%, 06/07/32 ............ 127 125,369
361,829
Total Foreign Agency Obligations — 0.8%
(Cost: $365,412) ................................ 361,829
Foreign Government Obligations
Belgium — 0.8%
Kingdom of Belgium, 1.25%
,
04/22/33
(a)
(d)
...................... 360 350,289
France — 0.4%
French Republic, 0.50%
,
06/25/44
(a)(d)
220 156,289
Ireland — 1.0%
Republic of Ireland, 1.35%
,
03/18/31
(d)
450 454,427
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 164,600
Netherlands — 0.5%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(d)
............... EUR 270 221,496
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 190,913
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 26,092

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom — 0.5%
U.K. Treasury Bonds, 0.88%
,
07/31/33
(d)
................ GBP 226 $ 235,230
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 25,075
Total Foreign Government Obligations — 4.2%
(Cost: $2,224,070) .............................. 1,824,411
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 27,802
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 6,399
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 23,792
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 70,830
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,721
133,544
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ 40 40,174
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 10,622
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 11,224
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,951
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 15,918
33,093
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 14,501
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 11,412
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 17,118
28,530
Total Municipal Bonds — 0.6%
(Cost: $312,202) ................................ 260,464
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
Federal National Mortgage Association
Variable Rate Notes, Series 2021-
R02, Class 2B1, (SOFR30A +
3.30%), 4.23%, 11/25/41
(a)(b)
.... USD 296 $ 253,093
Commercial Mortgage-Backed Securities — 5.3%
(a)
Cayman Islands — 1.0%
(b)
MF1, Series 2021-W10, Class G,
(TSFR1M + 4.22%), 5.50%,
12/15/34
(e)
................ 250 230,000
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 4.88%, 11/15/36 ..... 250 229,471
459,471
United States — 4.3%
Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%,
08/10/35 ................. 250 241,192
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(b)
................ 150 144,566
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(b)
......... 250 192,688
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 4.76%,
11/15/36
(b)
................ 250 233,465
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 3.02%,
04/15/38 ............... 250 236,185
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... 160 134,088
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.92%,
04/15/38
(b)
................ 250 232,427
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(b)
40 31,247
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 489 426,337
1,872,195
2,331,666
Total Non-Agency Mortgage-Backed Securities — 5.9%
(Cost: $2,881,417) .............................. 2,584,759

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.4%
United States — 0.4%
(b)(f)
Bank of New York Mellon Corp. (The),
Series F , (LIBOR USD 3 Month +
3.13%), 4.63% ............. USD 47 $ 40,890
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 38 29,250
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 66 54,780
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 47,701
172,621
Total Preferred Securities — 0.4%
(Cost: $211,381) ................................ 172,621
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 37.6%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 788 742,543
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 183 163,099
2.50% ,  10/20/51 - 12/20/51 ... 318 292,234
3.00% ,  03/20/52 .......... 287 271,234
3.50% ,  03/20/52 .......... 69 67,405
4.00% ,  03/20/52 .......... 16 16,425
2.00% ,  07/15/52
(g)
......... 548 486,564
2.50% ,  07/15/52
(g)
......... 431 394,365
3.00% ,  07/15/52
(g)
......... 227 213,682
3.50% ,  07/15/52 - 08/15/52
(g)
.. 471 457,496
4.00% ,  07/15/52
(g)
......... 182 180,702
4.50% ,  07/15/52
(g)
......... 83 84,219
5.00% ,  07/15/52
(g)
......... 28 28,691
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52
(g)
.. 830 721,892
2.00% ,  07/25/37 - 08/25/52
(g)
.. 4,637 4,068,949
2.50% ,  07/25/37 - 07/25/52
(g)
.. 611 569,950
3.00% ,  07/25/37 - 08/25/52
(g)
.. 843 794,323
3.50% ,  07/25/37 - 08/25/52
(g)
.. 395 382,265
4.00% ,  09/01/47 - 04/01/52 ... 1,249 1,242,470
4.50% ,  06/01/50 .......... 255 258,940
2.00% ,  11/01/51 .......... 104 90,260
2.50% ,  11/01/51 - 12/01/51 ... 2,793 2,520,834
3.00% ,  11/01/51 .......... 255 242,545
3.50% ,  11/01/51 .......... 956 943,279
4.00% ,  07/25/52 - 08/25/52
(g)
.. 554 546,184
5.00% ,  07/25/52 - 08/25/52
(g)
.. 328 334,346
4.50% ,  08/25/52
(g)
......... 245 245,354
16,360,250
Total U.S. Government Sponsored Agency Securities
—
37.6%
(Cost: $17,029,817) .............................. 16,360,250
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 285,712
1.38%, 11/15/40 ............ 206 148,360
1.75%, 08/15/41 ............ 206 156,697
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75%, 11/15/47 ............ USD 298 $ 266,966
3.00%, 02/15/48 ............ 298 280,772
2.38%, 05/15/51 ............ 212 178,966
2.00%, 08/15/51 ............ 63 48,303
1.88%, 11/15/51 ............ 3 2,101
2.88%, 05/15/52 ............ 143 135,068
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/27
(b)
........... 1,028 1,012,183
U.S. Treasury Notes
0.88%, 01/31/24 - 09/30/26 ..... 195 183,691
0.25%, 03/15/24 ............ 469 447,803
2.50%, 04/30/24 ............ 1,224 1,213,338
0.75%, 11/15/24 - 08/31/26 ..... 733 668,797
2.75%, 05/15/25 - 04/30/27 ..... 220 217,911
2.88%, 06/15/25 - 04/30/29 ..... 191 189,033
1.13%, 10/31/26 ............ 58 53,462
1.50%, 01/31/27 ............ 7 6,536
1.88%, 02/28/27 - 02/15/32 ..... 38 35,558
0.63%, 03/31/27 ............ 189 168,719
0.50%, 04/30/27 - 05/31/27 ..... 524 463,322
1.25%, 03/31/28 ............ 27 24,393
1.75%, 01/31/29 ............ 10 9,220
Total U.S. Treasury Obligations — 14.2%
(Cost: $6,735,676) .............................. 6,196,911
Total Long-Term Investments — 112.7%
(Cost: $53,580,344) .............................. 49,081,534
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33%
(h)(i)
.... 4,476,492 4,476,492
Total Short-Term Securities — 10.3%
(Cost: $4,476,492) .............................. 4,476,492
Total Options Purchased — 0.0%
(Cost: $12,163 ) ................................ 8,378
Total Investments Before Options Written and TBA Sale
Commitments — 123.0%
(Cost: $58,068,999) .............................. 53,566,404
Total Options Written — (0.1)%
(Premiums Received — $(40,585)) ................... (39,730)
Par (000)
Pa r (000)
TBA Sale Commitments
(g)
Government National Mortgage
Association, 3.50%, 07/15/52 .... (136) (131,841)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 ..... (22) (19,528)
2.00% ,  07/25/37 - 07/25/52 ..... (1,361) (1,182,326)
2.50% ,  07/25/37 - 08/25/52 ..... (827) (743,650)
3.00% ,  07/25/37 - 07/25/52 ..... (178) (165,794)
3.50% ,  07/25/37 - 08/25/52 ..... (410) (394,385)
4.00% ,  07/25/52 - 08/25/52 ..... (1,583) (1,558,906)
4.50% ,  07/25/52 - 08/25/52 ..... (634) (635,104)

BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(g)
(continued)
5.00% ,  07/25/52 ............ USD (195) $ (199,022)
Total TBA Sale Commitments — (11.6)%
(Proceeds: $(5,001,854)) .......................... (5,030,556)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.3%
(Cost: $53,026,560) .............................. 48,496,118
Liabilities in Excess of Other Assets — (11.3)% ........... (4,928,065)
Net Assets — 100.0% .............................. $ 43,568,053
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
( b )
.. $ — $ 4,476,492 $ — $ — $ — $ 4,476,492 4,476,492 $ 4,743 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 3 09/08/22 $ 468 $ 14,934
U.S. Treasury 10 Year Note ................................................... 18 09/21/22 2,130 (7,507)
U.S. Treasury Long Bond .................................................... 10 09/21/22 1,381 (25,550)
U.S. Treasury Ultra Bond .................................................... 5 09/21/22 766 7,667
U.S. Treasury 2 Year Note .................................................... 15 09/30/22 3,147 (20,136)
U.S. Treasury 5 Year Note .................................................... 27 09/30/22 3,027 (62)
(30,654)
Short Contracts
Euro- Bobl ............................................................... 14 09/08/22 1,822 15,113
Euro-BTP ............................................................... 8 09/08/22 1,032 (38,067)
Euro- Buxl ............................................................... 1 09/08/22 171 (4,440)
Euro-OAT ............................................................... 10 09/08/22 1,452 16,333
Euro-Schatz ............................................................. 1 09/08/22 114 236
Long Gilt ............................................................... 2 09/28/22 277 11,187
3 Month SOFR Index ....................................................... 18 09/19/23 4,354 (2,963)
(2,601)
$ (33,255)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 19,000 USD 19,906 State Street Bank and Trust Co. 07/05/22 $ 3
EUR 209,000 GBP 178,517 Deutsche Bank AG 09/21/22 2,635
USD 64,627 EUR 61,000 Bank of America NA 09/21/22 335
USD 3,901,511 EUR 3,684,000 BNP Paribas SA 09/21/22 18,677
USD 222,466 EUR 209,000 JPMorgan Chase Bank NA 09/21/22 2,186
USD 295,914 EUR 280,000 Royal Bank of Canada 09/21/22 803
USD 538,644 GBP 434,000 HSBC Bank plc 09/21/22 9,519
34,158
GBP 168,000 USD 205,793 Bank of America NA 09/21/22 (970)
GBP 99,000 USD 120,806 Royal Bank of Canada 09/21/22 (108)
USD 20,015 EUR 19,000 State Street Bank and Trust Co. 09/21/22 (10)
(1,088)
$ 33,070
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... JPMorgan Chase Bank NA 08/01/22 JPY 124.00 USD 574 $ 597
USD Currency ........................... JPMorgan Chase Bank NA 08/05/22 JPY 127.00 USD 442 1,122
USD Currency ........................... Bank of America NA 08/22/22 JPY 130.00 USD 409 2,895
USD Currency ........................... JPMorgan Chase Bank NA 09/08/22 JPY 126.50 USD 370 1,948
USD Currency ........................... Morgan Stanley & Co. International plc 09/12/22 JPY 126.50 USD 323 1,816
$ —
$ 8,378
$ —

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Bank of America NA 08/01/22 JPY 124.00 USD 574 $ (597)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 % USD 41 $ (2,216)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 33 (1,755)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 37 (2,004)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 114 (7,141)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 56 (3,697)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 53 (3,525)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 31 (1,733)
(22,071)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 41 (2,060)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 33 (1,760)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 37 (1,903)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 114 (5,115)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 56 (2,408)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 53 (2,263)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 31 (1,553)
(17,062)
$ (39,133)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 27 $ (1,216) $ — $ (1,216)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 36 (1,626) — (1,626)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 73 (3,173) — (3,173)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 27 (1,141) — (1,141)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 37 (1,559) — (1,559)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 73 (3,039) — (3,039)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 73 (2,984) — (2,984)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 37 (1,418) — (1,418)

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 18 $ (619) $ — $ (619)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 37 (1,243) — (1,243)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 18 (616) — (616)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 19 (569) — (569)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 59 (1,163) — (1,163)
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 10,385 1,180 — 1,180
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,710 1,329 — 1,329
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,897 1,378 — 1,378
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,943 1,397 — 1,397
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,845 1,414 — 1,414
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 7,208 386 — 386
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 7,208 399 — 399
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 16,108 663 — 663
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 29,968 1,220 — 1,220
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 14,284 631 — 631
0.83% Annual
6 month
EURIBOR Semi-Annual N/A 02/04/37 EUR 230 45,080 — 45,080
2.38% Annual
6 month
EURIBOR Semi-Annual N/A 06/29/42 EUR 130 (2,510) — (2,510)
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 2,594 853 — 853
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 4,707 1,501 — 1,501
0.89% Annual 1 day TONAR Annual N/A 05/10/52 JPY 2,389 650 — 650
2.09% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 425 (1,168) — (1,168)
1.95% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 430 1,886 — 1,886
1.97% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 430 1,632 — 1,632
1.94% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 426 2,113 — 2,113
1.96% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 426 1,676 — 1,676
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 820 — 820
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,103 — 1,103
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,067 — 1,067
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,010 — 1,010
1 day SOFR Annual 2.08% Annual 05/30/42
(a)
05/30/52 USD 405 826 — 826
1.31% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 75 (356) — (356)
1.45% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 34 (468) (14) (454)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 33 (433) (2) (431)
1.46% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 36 (518) 4 (522)
1.48% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 34 (533) (4) (529)
1.49% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 34 (554) (3) (551)
$ 43,308 $ (19) $ 43,327
(a)
Forward swap.

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (435) $ (388) $ (47)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09%
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

BlackRock Sustainable Total Return Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,919,830 $ — $ 5,919,830
Corporate Bonds ........................................ — 15,400,459 — 15,400,459
Foreign Agency Obligations ................................. — 361,829 — 361,829
Foreign Government Obligations .............................. — 1,824,411 — 1,824,411
Municipal Bonds ......................................... — 260,464 — 260,464
Non-Agency Mortgage-Backed Securities ........................ — 2,354,759 230,000 2,584,759
Preferred Securities ....................................... — 172,621 — 172,621
U.S. Government Sponsored Agency Securities .................... — 16,360,250 — 16,360,250
U.S. Treasury Obligations ................................... — 6,196,911 — 6,196,911
Short-Term Securities
Money Market Funds ...................................... 4,476,492 — — 4,476,492
Options Purchased
Foreign currency exchange contracts ........................... — 8,378 — 8,378
Liabilities
Investments
TBA Sale Commitments .................................... — (5,030,556) — (5,030,556)
$ 4,476,492 $ 43,829,356 $ 230,000 $ 48,535,848
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 34,158 $ — $ 34,158
Interest rate contracts ....................................... 65,470 70,214 — 135,684
Liabilities
Credit contracts ........................................... — (47) — (47)
Foreign currency exchange contracts ............................ — (1,685) — (1,685)
Interest rate contracts ....................................... (98,725) (66,020) — (164,745)
$ (33,255) $ 36,620 $ — $ 3,365
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.